Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Uncertain income tax positions	$ 0	$ 0
Antidilutive shares	29,915,560	11,623,510